2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Landfill Assets
Beginning balance	$ 3,393,476	$ 3,396,519
Capital additions	26,984	0
Amortization of landfill assets	(51,933)	(3,043)
Asset retirement adjustments	2,685	0
Ending balance	3,371,212	3,393,476
Landfill Asset Retirement Obligation
Beginning balance	200,252	196,519
Obligations incurred and capitalized	2,685	0
Obligations settled	0	0
Interest accretion	42,491	3,733
Revisions in estimates and interest rate assumption	0	0
Ending balance	$ 245,428	$ 200,252